ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Apr. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of April 30, 2026, 2025 and 2024, accrued expenses and other current liabilities consisted of the following:

	2026	2025	2024
Other accrued expenses	$-	$86,795	$46,218
Accrued staff costs (1)	102,948	52,953	25,000
Other payables	14,230	96	96
Total	$117,178	$139,844	$71,314

(1)	Included accrued payroll payable to Mr. WEI Xiao, a related party, of US$75,000, US$50,000 and US$25,000 as of April 30, 2026, 2025 and 2024, respectively. The balances were unsecured, interest-free, had no fixed terms of repayment and were non-trade in nature.